Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	S/ 900,168	S/ 950,701	S/ 807,214
Trade accounts receivables, net	703,167	914,204
Work in progress, net	186,433	49,457
Accounts receivable from related parties	27,338	36,658
Other accounts receivable	433,531	454,474
Inventories, net	552,000	555,401
Prepaid expenses	22,972	16,478
Current assets before non-current assets classified as held for sale	2,825,609	2,977,373
Non-current assets as held for sale		2,398
Total current assets	2,825,609	2,979,771
Non-current assets
Trade accounts receivable, net	730,666	779,609
Work in progress, net		23,117
Accounts receivable from related parties	620,071	574,723
Prepaid expenses	22,264	27,934
Other accounts receivable	328,223	273,432
Investments in associates and joint ventures	35,516	37,035
Investment property	26,073	28,326
Property, plant and equipment, net	405,469	463,990	503,584	S/ 865,735
Intangible assets, net	791,990	854,227	868,050	S/ 940,070
Right-of-use assets, net	64,518	90,581
Deferred income tax asset	262,165	271,719
Total non-current assets	3,286,955	3,424,693	4,310,507
Total assets	6,112,564	6,404,464
Current liabilities
Borrowings	452,884	481,529
Bonds	58,446	44,737
Trade accounts payable	1,097,167	1,159,075
Accounts payable to related parties	43,818	38,916
Current income tax	34,494	51,169
Other accounts payable	718,406	669,674
Other provisions	92,757	113,483
Total current liabilities	2,497,972	2,558,583
Non-current liabilities
Borrowings	445,436	409,066
Bonds	874,313	879,305
Trade accounts payable	40,502	34,814
Other accounts payable	183,232	296,290
Accounts payable to related parties	36,297	22,583
Other provisions	336,609	214,952
Derivative financial instruments		52
Deferred income tax liability	102,907	112,734
Total non-current liabilities	2,019,296	1,969,796
Total liabilities	4,517,268	4,528,379
Equity
Capital	871,918	871,918
Legal reserve	132,011	132,011
Voluntary reserve	29,974	29,974
Share Premium	1,131,574	1,132,179
Other reserves	(169,234)	(177,506)
Retained earnings	(728,637)	(510,766)
Equity attributable to controlling interest in the Company	1,267,606	1,477,810
Non-controlling interest	327,690	398,275
Total equity	1,595,296	1,876,085	S/ 2,489,931
Total liabilities and equity	S/ 6,112,564	S/ 6,404,464